Property, plant and equipment (Interest capitalization) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment .
Interest expense arising on borrowings	¥ 928	¥ 580
Weighted average capitalisation rate	4.12%	4.44%